UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

 Check here if Amendment [_]; Amendment Number: ________________
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Providence Equity Partners L.L.C.
Address:    50 Kennedy Plaza, 18th Floor
            Providence, RI
            02903


 Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Raymond M. Mathieu
Title:     Managing Director, Providence Equity Partners Inc.
           and related Providence entities
Phone:     401-751-1700

Signature, Place, and Date of Signing:


  /s/  Raymond M. Mathieu           Providence, RI                 May 14, 2010
--------------------------------------------------------------------------------
         [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             1
                                          -----------

Form 13F Information Table Entry Total:        3
                                          -----------

Form 13F Information Table Value Total:    $1,162,693
                                          -----------
                                         (thousands)

List of Other Included Managers

Providence Equity Partners IV Inc.

Note Providence Equity Partners L.L.C. is the institutional investment manager for Providence Equity Partners IV Inc.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7             COLUMN 8
   --------         --------   --------   --------   -----------------------    --------     --------             --------
  NAME OF           TITLE OF               VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER           VOTING AUTHORITY
   ISSUER            CLASS      CUSIP     (x1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS      SOLE    SHARED    NONE
-------------       --------    -----     -------    -------      ---   ----   ----------    --------      ----    ------    ----
Archipelago
Learning, Inc.      Common    03956P102   $178,954   12,273,954    SH             SOLE                 12,273,954

Education
Management
Corporation         Common    28140M103   $894,562   40,847,599    SH             SOLE                 40,847,599

Warner Music
Group Corp.         Common    934550104   $89,176    12,905,391    SH             SOLE                 12,905,391